Condensed Shinhan Financial Group (Parent Company only) Statement of Cash Flows (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Profit for the period	₩ 4,478,000	₩ 4,755,514	₩ 4,112,628
Net interest paid	(13,058,769)	(6,770,156)	(4,114,027)
Dividend received from subsidiaries	186,937	128,692	100,936
Income tax paid	1,931,943	1,693,408	1,149,965
Net cash provided by operating activities	529,846	7,188,440	4,199,954
Cash flows from investing activities
Acquisition of subsidiary	0	(27,840)	0
Disposal of investments in subsidiaries	377,496	516,735	357,401
Net cash used in investing activities	(4,271,713)	(10,695,927)	(12,030,510)
Cash flows from financing activities
Issuance of hybrid bonds	897,646	997,120	1,154,597
Repayments of hybrid bonds	1,195,550	135,000	0
Net changes in borrowings	8,153,087	6,145,271	849,212
Issuance of debt securities issued	47,674,027	39,521,966	28,561,082
Repayments of debt securities issued	(43,808,445)	(41,777,940)	(24,143,252)
Dividend paid	(1,461,371)	(1,540,871)	(1,218,761)
Acquisition of treasury stock	(485,947)	(300,000)	(79)
Payment of stock issuance costs	0	0	105
Redemption of lease liabilities	(262,055)	(259,913)	(275,273)
Net cash used in financing activities	9,760,166	3,394,715	4,961,745
Effect of exchange rate changes on cash and cash equivalents held	(15,361)	(58,955)	112,854
Net increase (decrease) in cash and cash equivalents	6,002,938	(171,727)	(2,755,957)
Cash and cash equivalents at beginning of year	24,413,946	24,585,673	26,859,400
Cash and cash equivalents at end of year	30,416,884	24,413,946	24,585,673
Parent Company only
Cash flows from operating activities
Profit for the period	1,671,011	1,249,251	1,413,956
Non-cash items included in profit for the period	(1,653,331)	(1,274,183)	(1,448,898)
Changes in operating assets and liabilities	187,618	163,179	605,089
Net interest paid	(172,937)	(127,247)	(134,269)
Dividend received from subsidiaries	1,783,758	1,470,400	1,578,920
Income tax paid	(640)	(3,487)	(1,102)
Net cash provided by operating activities	1,815,479	1,477,913	2,013,696
Cash flows from investing activities
Net loan origination to non-banking subsidiaries	(11,277)	68,000	(649,384)
Acquisition of subsidiary	11	(374,126)	(379,857)
Disposal of investments in subsidiaries	0	20,354	0
Other, net	(303,582)	(403,743)	(452,672)
Net cash used in investing activities	(314,848)	(689,515)	(1,481,913)
Cash flows from financing activities
Issuance of hybrid bonds	897,646	997,120	1,154,597
Repayments of hybrid bonds	(1,195,550)	(135,000)	0
Net changes in borrowings	201,713	20,000	0
Issuance of debt securities issued	2,253,173	2,206,672	1,428,704
Repayments of debt securities issued	(1,709,626)	(2,036,000)	(1,890,000)
Convertible preferred stock conversion cost	(75)	0	0
Dividend paid	(1,461,371)	(1,540,871)	(1,218,761)
Acquisition of treasury stock	(486,919)	(300,600)	(79)
Disposition of and incineration cost of treasury stock	(81)	(60)	0
Payment of stock issuance costs		0	(605)
Redemption of lease liabilities	(1,708)	(1,431)	(1,701)
Net cash used in financing activities	(1,502,798)	(790,170)	(527,845)
Effect of exchange rate changes on cash and cash equivalents held	0	(3)	23
Net increase (decrease) in cash and cash equivalents	(2,167)	(1,775)	3,961
Cash and cash equivalents at beginning of year	2,186	3,961	0
Cash and cash equivalents at end of year	₩ 19	₩ 2,186	₩ 3,961